Fair value measurement of financial instruments (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Jun. 30, 2021
ASSETS.
Other investments	¥ 10,899,133	¥ 10,705,030
Recurring | Other Investments
ASSETS.
Other investments	206,526	102,968
Recurring | Level 2 | Other Investments
ASSETS.
Other investments	¥ 206,526	¥ 102,968